Interest Expense (Tables)	12 Months Ended
Dec. 31, 2023
Interest Expense [Abstract]
Schedule of Interest Expense
		For the years ended,
		December 31, 2023	December 31, 2022	December 31, 2021
		$	$	$
Interest accretion on contingent consideration	23	159,904	243,657	160,840
Interest accretion on lease liability	21	52,075	20,745	—
Other interest expenses		—	1,952	—
		211,979	266,354	160,840